SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME	12 Months Ended
Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME
NOTE 12:-     SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME

a.	Financial income (expenses), net:

	Year ended December 31,
	2011	2010	2009
Financial income:
Foreign currency translation adjustments	$43	$-	$53
Realized gain on marketable securities	28	25	369
Interest and amortization/accretion of premium/discount on marketable securities	38	94	345
Dividend on equity marketable securities	260	155	-

	369	274	767
Financial expenses:
Other than temporary impairment of marketable securities	(336)	(95)	-
Bank charges	(45)	(45)	(59)
Foreign currency translation adjustments	-	(55)	-

	(381)	(195)	(59)

	$(12)	$79	$708

b.	Allowance for doubtful accounts:

The change in the allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009, is as follows:

	Year ended December 31,
	2011	2010	2009

Balance at the beginning of the year	$-	$3	$200
Provision (recovery) for doubtful accounts	-	(3)	(197)

Balance at the end of the year	$-	$-	$3